Cash and cash equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash and cash equivalents.
Cash deposits	$ 62.3	$ 469.5
Term deposits	9.8	41.6
Cash and cash equivalents	$ 72.1	$ 511.1	$ 614.3	$ 253.0